Statement of cash flows - Schedule of cash flow on acquisition (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flow
Purchase of businesses	£ (373)	£ (235)	£ (864)
Deferred payments relating to prior year acquisitions	(21)	(19)	(5)
Total	£ (394)	£ (254)	£ (869)